Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
1 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 92.74%
ASSET-BACKED SECURITIES — 0.32%**
AMMC CLO 18 Ltd.,
Series 2016-18A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
7.02% 05/26/31
1,2,3
$ 1,165,000 $ 1,142,166
Total Asset-Backed Securities
(Cost $1,124,543)
BANK LOANS — 89.38%*
Automotive — 0.70%
Clarios Global LP,
Term Loan, 1st Lien (Canada)
(SOFR plus 3.75%)
8.85% 05/06/30
1,2
1,120,000 1,118,774
First Brands Group LLC,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
10.25% 03/30/27
1
1,347,664 1,322,820
2,441,594
Communications — 6.19%
Altice Financing SA,
Term Loan, 1st Lien
(SOFR plus 5.00%)
9.56% 10/29/27
1
748,125 726,306
Banijay Group U.S. Holding, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.02% 03/01/28
1
1,475,702 1,468,323
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.24% 12/17/27
1
971,313 954,922
CenturyLink, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.36%)
7.17% 03/15/27
1
489,584 379,122
Ciena Corp.,
Term Loan, 1st Lien
(SOFR plus 2.50%)
7.59% 01/18/30
1
1,246,875 1,249,606
Consolidated Communications, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 3.50%)
8.72% 10/02/27
1
1,250,000 1,108,038
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.69% 04/15/27
1
1,683,727 1,475,812
Cyxtera DC Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.00%)
5.07% 05/01/24
1
997,361 507,488
(SOFR plus 8.50%)
13.79% 12/07/23
1
259,639 258,860
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Dawn Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 4.01%)
9.08% 12/31/25
1
$ 255,354 $ 157,627
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.62% 05/01/28
1
728,842 708,241
Global Tel*Link Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
9.48% 11/29/25
1
970,066 897,311
Intelsat Jackson Holdings SA,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 4.40%)
9.44% 02/01/29
1,2
1,917,212 1,911,902
NEP Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
9.22% 10/17/25
1
246,250 222,035
NEP/NCP Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.36%)
8.49% 10/17/25
1
975,227 881,425
Term Loan, 2nd Lien
(SOFR plus 7.11%)
12.22% 10/19/26
1
440,000 322,485
New Insight Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.50%)
10.80% 12/20/24
1
472,500 338,723
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
10.49% 08/16/28
1
1,500,000 1,340,003
Radiate Holdco LLC,
Term Loan, 1st Lien
(SOFR plus 3.25%)
8.44% 09/25/26
1
248,737 208,224
Red Ventures LLC,
Term Loan B4, 1st Lien
(SOFR plus 2.00%)
8.14% 02/24/30
1
1,000,000 993,925
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.95% 04/11/25
1
1,492,147 1,493,504
Terrier Media Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.60%)
8.75% 12/17/26
1
6,779 6,089
United Talent Agency LLC,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
9.22% 07/07/28
1
994,937 984,987

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
UPC Financing Partnership,
Term Loan AT, 1st Lien
(LIBOR plus 2.25%)
7.44% 04/28/28
1
$ 250,000 $ 246,563
Virgin Media Bristol LLC,
Term Loan Y, 1st Lien
(SOFR plus 3.35%)
8.31% 03/31/31
1
1,200,000 1,191,426
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.19% 03/09/27
1
1,635,276 1,289,415
(SOFR plus 4.25%)
9.35% 03/09/27
1
493,750 393,457
21,715,819
Consumer Discretionary — 4.99%
ADMI Corp.,
Term Loan B2, 1st Lien
(SOFR plus 3.49%)
8.56% 12/23/27
1
1,221,875 1,153,145
Arterra Wines Canada, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 3.50%)
8.83% 11/24/27
1
1,176,171 1,145,791
City Brewing Co. LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.32% 04/05/28
1
1,731,828 1,143,006
Four Seasons Hotels Ltd.,
Term Loan, 1st Lien (Canada)
(SOFR plus 3.35%)
8.45% 11/30/29
1,2
398,997 400,544
Hanesbrands, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.55% 03/08/30
1
603,488 606,505
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
8.45% - 8.59% 01/24/29
1,2
495,000 462,263
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
1
2,100,000 1,686,825
New Trojan Parent, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.36%)
8.46% - 8.47% 01/06/28
1
1,570,000 886,563
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.90% 07/31/28
1
2,131,172 2,094,942
Pegasus Bidco BV,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.34% 07/12/29
1
995,000 993,756
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Playa Hotels &Amp; Resorts B.V.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.34% 01/05/29
1
$ 621,875 $ 621,064
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.00% 10/01/26
1
2,199,375 2,191,138
Triton Water Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.23% 03/31/28
1
1,718,734 1,665,831
Waystar Technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.15% 10/22/26
1
945,129 943,948
Weber-Stephen Products LLC,
Term Loan B, 1st Lien
(SOFR plus 4.35%)
8.62% 10/30/27
1
208,334 184,723
Wyndham Hotels & Resorts, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.45% 05/11/30
1
1,341,241 1,343,514
17,523,558
Electric — 1.75%
Calpine Corp.,
Term Loan, 1st Lien
(LIBOR plus 2.50%)
7.70% 12/16/27
1
994,898 995,440
CommScope, Inc.,
Term Loan B2, 1st Lien (France)
(SOFR plus 3.36%)
8.44% 04/06/26
1,2
1,431,219 1,374,150
Edgewater Generation LLC,
Term Loan, 1st Lien
(SOFR plus 3.86%)
8.97% 12/13/25
1
1,000,000 929,920
Endure Digital, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.79% 02/10/28
1
1,960,000 1,830,150
Pike Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.63% 01/21/28
1
496,250 496,932
Talen Energy Supply, LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.59% 05/17/30
1
276,190 275,789
Term Loan C, 1st Lien
(SOFR plus 4.50%)
9.59% 05/17/30
1
223,810 223,484
6,125,865

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
3 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Energy — 0.79%
Apro LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
9.25% 11/14/26
1
$ 1,316,010 $ 1,311,075
Calpine Corp.,
Term Loan B10, 1st Lien
(LIBOR plus 2.00%)
7.19% 08/12/26
1
186,472 186,526
EG America LLC,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
9.16% 02/07/25
1
743,470 733,559
Parkway Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 5.01%)
10.28% 02/16/29
1
467,692 457,212
Term Loan C, 1st Lien
(SOFR plus 5.01%)
10.28% 02/16/29
1
70,697 69,113
2,757,485
Entertainment — 3.16%
Alpha Topco Ltd. - Delta 2 (Lux) Sarl,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.05% 01/15/30
1
2,750,000 2,753,781
AMC Entertainment Holdings, Inc.,
Term Loan B1, 1st Lien (France)
(LIBOR plus 3.00%)
8.22% 04/22/26
1,2
268,886 210,739
Crown Finance U.S., Inc.,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(SOFR plus 10.10%)
15.19% - 15.24% 09/07/23
1,2
2,745,527 2,778,707
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
7.01% 08/01/27
1
745,869 733,283
NAI Entertainment Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
7.70% 05/08/25
1
491,572 461,156
SMG US Midco 2, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.50%)
7.77% 01/23/25
1
982,195 981,173
WildBrain Ltd.,
Term Loan, 1st Lien
(SOFR plus 4.36%)
9.47% 03/24/28
1
1,466,250 1,436,925
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
7.95% 05/16/25
1
1,743,961 1,742,740
11,098,504
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance — 3.40%
Auris Lux III SA,
Term Loan B2, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
9.09% - 9.12% 02/27/26
1,2
$ 1,196,883 $ 1,136,141
Camelot Finance SA,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.22% 10/30/26
1
816,071 815,867
Cushman & Wakefield U.S. Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 3.35%)
8.15% 01/31/30
1
425,422 413,192
DCG Acquisition Corp.,
Term Loan, 1st Lien
(SOFR plus 4.60%)
9.70% 09/30/26
1
688,639 679,170
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.99% 04/09/27
1
1,482,175 1,442,208
Term Loan, 2nd Lien
(LIBOR plus 6.75%)
8.65% 04/07/28
1
250,000 234,454
Delos Finance SARL,
Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 1.75%)
7.26% 10/06/23
1,2
1,000,000 1,000,625
First Eagle Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
8.04% 02/01/27
1
633,996 625,437
Focus Financial Partners LLC,
Term Loan B5, 1st Lien
(SOFR plus 3.25%)
8.06% 06/30/28
1
496,250 493,285
Term Loan B6, 1st Lien
(SOFR plus 3.50%)
8.64% 06/30/28
1
75,000 74,691
Guggenheim Partners Investment Management Holdings
LLC,
Term Loan B, 1st Lien
(PRIME plus 3.25%)
8.32% 12/12/29
1
746,250 746,653
Hertz Corp. (The),
Term Loan B, 1st Lien
(SOFR plus 3.36%)
8.44% 06/30/28
1
1,242,130 1,241,670
Term Loan C, 1st Lien
(SOFR plus 3.36%)
8.44% 06/30/28
1
238,871 238,783
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
7.97% 01/26/28
1
1,706,250 1,703,972

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
Mozart Borrower, LP,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.38% 10/23/28
1
$ 1,079,911 $ 1,068,772
11,914,920
Food — 4.18%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.97% 10/01/25
1
494,819 457,354
(SOFR plus 4.86%)
9.99% 10/01/25
1
491,250 458,911
Aramark Services, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 2.61%)
7.69% 04/06/28
1
1,000,000 1,000,500
B&G Foods, Inc.,
Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
7.81% 10/10/26
1
500,000 491,095
Chobani LLC,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.42% 10/25/27
1
721,964 719,856
Dessert Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.00%)
9.35% 06/09/28
1
1,216,952 1,121,622
Flora Food Group,
Term Loan B2, 1st Lien
(SOFR plus 3.16%)
7.46% 07/02/25
1
1,924,359 1,916,334
Froneri U.S., Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 2.25%)
7.44% 01/29/27
1
894,112 890,648
H-Food Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 3.69%)
9.27% 05/23/25
1
247,396 218,481
Hostess Brands LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
7.47% 08/03/25
1
150,918 151,121
(SOFR plus 2.50%)
7.64% 06/21/30
1
1,000,000 999,375
Matterhorn Merger Sub LLC,
Term Loan B2, 1st Lien
(LIBOR plus 4.00%)
9.58% 05/23/25
1
1,458,428 1,284,634
Shearer's Foods LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.74% 09/23/27
1
1,162,961 1,150,697
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Food (continued)
Simply Good Foods USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.60%)
7.69% 03/17/27
1
$ 214,286 $ 214,287
Snacking Investments Bidco,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.10% 12/18/26
1
1,222,300 1,218,865
Sovos Brands Intermediate, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.77% 06/08/28
1
1,536,207 1,525,231
Utz Quality Foods LLC,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.92% 01/20/28
1
857,180 857,000
14,676,011
Gaming — 2.72%
Bally's Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
8.40% 10/02/28
1
242,522 237,479
Caesars Entertainment, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.15% 02/06/30
1
448,875 449,461
Entain PLC,
Term Loan B2, 1st Lien
(SOFR plus 3.60%)
8.44% 10/31/29
1
398,000 397,900
Flutter Entertainment PLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.58% 07/22/28
1
992,500 995,487
Golden Entertainment, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 2.85%)
7.94% 05/22/30
1
850,000 850,000
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.13% 01/26/29
1
1,470,082 1,453,698
GVC Holdings Gibraltar Ltd.,
Term Loan B4, 1st Lien
(SOFR plus 2.60%)
7.44% 03/29/27
1
1,715,000 1,712,856
J&J Ventures Gaming LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
9.54% 04/26/28
1
491,150 487,925
PCI Gaming Authority,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.69% 05/29/26
1
1,250,000 1,252,456

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
5 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Gaming (continued)
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.66% 05/03/29
1
$ 990,000 $ 988,040
Scientific Games Holdings LP,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.42% 04/04/29
1
496,489 491,214
Stars Group Holdings BV,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
7.75% 07/21/26
1
235,051 235,317
9,551,833
Health Care — 12.95%
ADMI Corp.,
Term Loan B, 1st Lien (France)
(SOFR plus 3.11%)
8.19% 04/30/25
1,2
950,138 914,512
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 2.35%)
7.48% 11/08/27
1
187,506 187,662
Bausch + Lomb Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.59% 05/10/27
1
3,023,477 2,940,331
Bella Holding Co. LLC,
Term Loan, 1st Lien
(SOFR plus 3.85%)
8.98% 05/10/28
1
982,500 962,030
Cano Health, LLC,
Term Loan, 1st Lien
(SOFR plus 4.00%)
9.20% 11/23/27
1
1,987,628 1,680,371
Carestream Dental, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
10.23% 09/01/24
1
1,564,013 1,407,612
Catalent Pharma Solutions, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 2.00%)
7.19% 02/22/28
1
498,724 489,528
CCS-CMGC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.50%)
10.65% 10/01/25
1
477,500 357,528
Certara Holdco, Inc.,
Term Loan B, 1st Lien (France)
(LIBOR plus 3.50%)
8.98% 08/15/26
1,2
1,960,000 1,956,335
Charlotte Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.25%)
10.40% 02/11/28
1
945,250 927,999
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Curia Global, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.90% 08/28/26
1
$ 2,153,235 $ 1,861,773
CVET Midco 2 LP,
Term Loan, 1st Lien
(SOFR plus 5.00%)
10.24% 10/13/29
1
1,296,750 1,210,840
Dermatology Intermediate Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 4.25%)
9.30% - 9.49% 04/02/29
1,4
275,316 272,597
eResearchTechnology, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.61%)
9.72% 02/04/27
1
1,738,357 1,676,211
Fortrea Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.89% 06/12/30
1
750,000 751,125
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
7.41% 11/15/27
1
925,556 912,251
Heartland Dental LLC,
Term Loan, 1st Lien
(SOFR plus 5.00%)
10.10% 04/28/28
1
786,709 760,811
Horizon Therapeutics USA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 2.00%)
7.06% 05/22/26
1
1,500,000 1,499,730
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
6.84% 03/15/28
1
498,724 497,879
ICON Luxembourg SARL,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 2.51%)
7.75% 07/03/28
1,2
192,538 192,779
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.76% 05/05/28
1
1,816,168 1,815,678
LSCS Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
9.69% 12/16/28
1
920,826 901,258
National Seating & Mobility,
Term Loan, 1st Lien
(SOFR plus 5.25%)
10.45% 11/16/26
1
1,942,214 1,820,825
NMN Holdings III Corp.,
Term Loan, 1st Lien
(SOFR plus 3.86%)
8.99% 11/13/25
1
1,186,031 1,033,822

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Option Care Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
7.94% 10/27/28
1
$ 1,970,000 $ 1,969,695
Organon & Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.75% 06/02/28
1
1,301,675 1,303,101
Pacific Dental Services, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.70% 05/05/28
1
980,000 978,471
Pathway Vet Alliance LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.94% 03/31/27
1
934,733 828,019
Peraton Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.98% 02/01/28
1
1,651,626 1,625,968
Perrigo Investments LLC,
Term Loan B, 1st Lien
(SOFR plus 2.35%)
7.15% 04/20/29
1
1,980,000 1,967,625
PetVet Care Centers LLC,
Term Loan B3, 1st Lien (Luxembourg)
(LIBOR plus 3.50%)
8.69% 02/14/25
1,2
705,116 692,071
Phoenix Newco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
8.35% 11/15/28
1
1,971,269 1,958,456
Pluto Acquisition I, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.48% 06/22/26
1
483,748 397,882
PRA Health Sciences, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.51%)
7.58% 07/03/28
1
47,971 48,031
Premise Health Holding Corp.,
Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
8.91% 07/10/25
1,2
2,088,530 2,004,989
Prestige Brands, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.00%)
7.17% 07/03/28
1
1,312,500 1,315,433
Resonetics LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
9.10% 04/28/28
1
1,720,606 1,675,982
RXB Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.25%)
10.33% 03/17/28
1
206,897 202,241
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Sharp Midco LLC,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.25% 12/31/28
1
$ 981,903 $ 967,175
Vizient, Inc.,
Term Loan B7, 1st Lien
(SOFR plus 1.25%)
7.55% 05/16/29
1
498,741 499,030
45,465,656
Industrial REITs — 0.26%
Avison Young Canada, Inc.,
Term Loan, 1st Lien
(SOFR plus 6.50%)
12.00% 01/31/26
1
1,473,008 906,364
Industrials — 12.81%
Alliance Laundry Systems, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.60%)
8.56% 10/08/27
1
1,477,024 1,475,060
Anchor Packaging LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.68% 07/18/26
1
207,227 202,112
Arterrsa Services  LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.50%)
8.75% 03/06/25
1,2
1,470,000 1,290,292
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.18% 10/16/28
1
1,729,978 1,509,899
AZZ, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.35%)
8.91% - 9.33% 05/14/29
1
1,609,511 1,612,529
BCPE Empire Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.75%)
9.83% 12/10/28
1
1,039,041 1,037,909
Charter Next generation, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.86%)
8.99% 12/01/27
1
1,237,310 1,229,193
Compass Power Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 4.36%)
9.47% 04/14/29
1
869,442 868,694
Conserve Merger Sub, Inc.,
Term Loan, 1st Lien (France)
(SOFR plus 3.60%)
8.75% 08/08/25
1,2
1,905,000 1,892,617
Convergint Technologies,
Term Loan, 1st Lien
(SOFR plus 3.75%)
8.97% 03/31/28
1
490,016 482,053

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
7 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Dermatology Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.30% 04/02/29
1
$ 1,501,370 $ 1,486,544
DG Investment Intermediate Holdings 2, Inc.,
Term Loan, 2nd Lien
(SOFR plus 6.75%)
11.97% 03/30/29
1
250,000 222,656
DIRECTV Financing LLC,
Term Loan, 1st Lien
(SOFR plus 5.00%)
10.18% 08/02/27
1
990,632 970,681
DTI Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.80% 04/26/29
1
1,486,256 1,387,324
Eagle 4 Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.51%)
8.58% 07/12/28
1
492,339 489,877
EMRLD Borrower LP,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.26% 05/31/30
1
417,431 417,953
Engineered Machinery Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
9.04% 05/19/28
1
483,807 475,340
Filtration Group Corp.,
Term Loan, 1st Lien
(SOFR plus 4.36%)
9.45% 10/21/28
1
748,125 748,967
Gates Global LLC,
Term Loan B4, 1st Lien
(SOFR plus 3.50%)
8.60% 11/16/29
1
496,250 496,818
Golden Entertainment, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
8.18% 10/21/24
1
353,195 353,527
Gopher Resource LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
8.98% 03/06/25
1
498,656 412,638
Hyland Software, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
8.69% 07/01/24
1
1,138,196 1,130,229
II-VI, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
7.38% - 7.67% 07/02/29
1
458,326 458,184
KAMC Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.43%)
9.73% 08/14/26
1,5,6
721,875 622,314
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.58% 04/15/28
1
$ 1,228,731 $ 1,091,727
Momentive Performance Materials, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.63% 03/29/28
1
523,688 512,339
NMN Holdings III Corp.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 3.86%)
8.99% 11/13/25
1
254,516 221,853
Osmose Utilities Services, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.36%)
7.88% 06/23/28
1
1,231,847 1,209,366
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.05% 03/20/25
1
1,993,678 1,848,428
Peacock Merger Corp.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.45% 12/29/28
1
482,551 440,629
Plaze, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.64%)
8.88% 08/03/26
1
487,500 457,845
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.61%)
8.74% 08/03/26
1,2
1,742,238 1,636,258
Proampac PG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.93% - 11.00% 11/03/25
1
1,398,978 1,386,744
Project Castle, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.50%)
10.39% - 10.74% 06/01/29
1
495,003 420,753
Protective Industrial Products, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
9.19% 12/29/27
1
1,757,237 1,678,161
Refficiency Holdings LLC,
Term Loan, 1st Lien
(SOFR plus 3.75%)
8.95% 12/16/27
1
1,814,730 1,807,017
Spirit Aerosystems, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.55% 01/15/27
1
992,500 995,726
SPX flow, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.60%)
9.41% - 9.58% 04/05/29
1
871,413 862,337

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Standard Industries, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.50%)
7.69% 09/22/28
1
$ 491,118 $ 491,459
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
9.23% 05/30/24
1
2,391,244 1,798,406
TransDigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 3.25%)
8.49% 08/24/28
1
1,246,875 1,247,598
TricorBraun Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.36%)
8.49% 03/03/28
1
470,522 459,053
Vantage Elevator Solutions,
Term Loan, 1st Lien
(SOFR plus 4.01%)
9.26% 11/19/28
1
1,971,269 1,790,168
Windsor Holdings Iii, LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.74% 06/21/30
1
162,162 159,507
Wrench Group LLC,
Term Loan, 1st Lien
(SOFR plus 4.00%)
9.33% 04/30/26
1
1,712,310 1,695,906
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.24% 08/12/24
1
1,717,420 1,475,264
44,959,954
Information Technology — 15.21%
AppLovin Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.45% 08/15/25
1
1,340,385 1,341,538
Arches Buyer, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.25%)
8.48% 12/06/27
1
994,898 961,942
AthenaHealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.25% 02/15/29
1,2,7
1,765,143 1,703,363
Azalea Topco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.98% 07/24/26
1
493,750 481,406
Barracuda Parent  LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.55% 08/15/29
1
131,887 127,617
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Bracket Intermediate Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 5.10%)
10.17% 05/03/28
1
$ 500,000 $ 492,970
Castle U.S. Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.01%)
9.01% 01/29/27
1
972,917 719,199
Central Parent, Inc.,
Term Loan, 1st Lien (Canada)
(SOFR plus 4.25%)
9.15% 07/06/29
1,2
1,641,750 1,639,074
CHG Healthcare Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
8.44% 09/29/28
1
736,875 734,204
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.44% 12/16/25
1
1,604,707 1,501,525
EagleView Technology Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
9.04% 08/14/25
1
2,666,401 2,367,538
Electron Bidco, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.11%)
8.22% 11/01/28
1
987,500 984,720
Emerald Topco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.74% 07/24/26
1
1,453,491 1,416,064
Ensemble RCM LLC,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.90% 08/03/26
1
970,480 970,984
Entegris, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.85% - 7.99% 07/06/29
1
929,258 923,450
EQT Box Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.60% - 8.84% 04/17/28
1
1,481,833 1,448,491
Finastra USA, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
8.94% 06/13/24
1
1,196,652 1,153,459
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.72% 10/01/27
1
1,466,165 1,446,006
Idemia America Corp.,
Term Loan, 1st Lien
(SOFR plus 5.00%)
9.89% 09/22/28
1
283,784 282,010

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
9 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Imperva, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.34% 01/12/26
1
$ 981,338 $ 891,177
ION Analytics,
Term Loan, 1st Lien
(SOFR plus 4.00%)
9.15% 02/16/28
1
677,083 670,252
IQVIA, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
7.29% 06/11/25
1
500,000 500,470
Logmein, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
9.94% 08/31/27
1
1,204,982 759,807
Magenta Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
10.03% 07/27/28
1
972,532 735,477
Magenta Buyer, LLC,
Term Loan, 2nd Lien
(LIBOR plus 8.25%)
13.53% 07/27/29
1
446,493 294,685
Magnite, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
10.15% - 10.48% 04/28/28
1
802,635 801,231
Match Group, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
7.26% 02/13/27
1
1,000,000 1,000,000
MeridianLink, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.43%)
8.54% - 11.16% 11/10/28
1
488,794 483,295
MH Sub I LLC,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.35% 04/25/28
1
1,303,677 1,252,508
Mitnick Corporate Purchaser, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.85%)
9.90% 05/02/29
1
690,766 670,907
Monotype Imaging Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.00%)
10.34% 10/09/26
1
1,473,750 1,470,066
NCR Corp.,
Term Loan, 1st Lien
(LIBOR plus 2.50%)
7.78% 08/28/26
1
1,970,454 1,967,991
Northwest Fiber LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.94% 04/30/27
1
430,194 422,399
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Open Text Corp.,
Term Loan, 1st Lien (Canada)
(SOFR plus 3.60%)
8.74% 01/31/30
1,2
$ 995,000 $ 1,000,597
Pactiv Evergreen Group Holdings, Inc.,
Term Loan B3, 1st Lien
(SOFR plus 3.25%)
8.49% 09/22/28
1
1,220,644 1,218,490
Panther Purchaser LP,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
9.42% 01/07/28
1
972,538 951,974
Playtika Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
7.92% 03/13/28
1
984,887 982,676
Precision Medicine Group LLC,
Term Loan B, 1st Lien
(SOFR plus 3.10%)
8.17% 11/18/27
1
190,916 183,757
Pretium Packaging Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
9.01% 10/02/28
1
1,726,225 1,301,340
Project Alpha Intermediate Holding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.18% 04/26/24
1
922,249 921,239
Project Boost Purchaser, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.69% 06/01/26
1
1,476,982 1,461,939
Proofpoint, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.36%)
8.44% 08/31/28
1,2
932,753 914,485
Quartz AcquireCo LLC,
Term Loan, 1st Lien
(SOFR plus 2.50%)
8.60% 06/28/30
1
410,000 410,512
RealPage, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.19% 04/24/28
1
1,966,231 1,926,169
Renaissance Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 4.75%)
4.99% 04/07/30
1
1,125,000 1,113,311
Skillsoft Finance II, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.36%)
10.51% 07/14/28
1
671,309 591,242
Sophia LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
9.04% 10/07/27
1
906,823 898,512

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 10
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.23% 03/03/28
1
$ 1,955,000 $ 1,687,585
Sunshine Software Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.01%)
9.08% 10/16/28
1
733,791 685,639
TIBCO Software, Inc.,
Term Loan A, 1st Lien
(SOFR plus 4.60%)
9.50% 09/29/28
1
314,117 294,852
TierPoint LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
9.23% 05/05/26
1
248,677 247,745
Uber Technologies, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.00% - 8.03% 03/03/30
1
995,000 996,184
VT Topco, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.72% 08/01/25
1
1,676,664 1,658,321
Zoominfo LLC,
Term Loan, 1st Lien
(SOFR plus 2.85%)
7.98% 02/28/30
1
497,500 498,435
Zotec Partners LLC,
Term Loan B, 1st Lien (France)
(SOFR plus 4.01%)
8.91% 02/14/24
1,2
925,172 830,342
53,391,171
Insurance — 2.34%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
8.67% 02/15/27
1
1,437,081 1,398,718
AssuredPartners, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.60% 02/12/27
1
1,234,994 1,225,472
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 4.10%)
8.91% 08/19/28
1
766,025 727,004
Term Loan B7, 1st Lien
(LIBOR plus 3.00%)
7.84% 11/03/24
1
657,020 657,178
Term Loan B9, 1st Lien
(LIBOR plus 3.25%)
8.79% 07/31/27
1
1,324,246 1,255,345
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Insurance (continued)
Broadstreet Partners, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.16% 01/29/29
1
$ 1,500,000 $ 1,494,375
Howden Group Holdings Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
8.50% 11/12/27
1
219,325 218,502
HUB International Ltd.,
Term Loan, 1st Lien
(SOFR plus 4.00%)
9.07% 11/10/29
1
1,243,750 1,244,646
8,221,240
Materials — 3.27%
American Rock Salt Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
9.18% 06/09/28
1
732,525 691,625
Archroma Finance Sarl,
Term Loan B2A, 1st Lien
(SOFR plus 5.50%)
10.60% 06/30/27
1
498,750 476,306
Avient Corp.,
Term Loan B6, 1st Lien
(SOFR plus 3.25%)
8.30% 08/29/29
1
509,556 512,104
Chemours Co. (The),
Term Loan B2, 1st Lien
(SOFR plus 1.85%)
6.98% 04/03/25
1
747,791 743,585
Cyanco Intermediate 2 Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.95% 01/01/40
1
650,000 634,969
Geon Performance Solutions, LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
10.04% 08/18/28
1
182,801 180,573
Herens U.S. Holdco Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.93%)
9.18% 07/03/28
1
770,070 655,414
LSF11 A5 HoldCo LLC,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.72% 10/15/28
1
1,481,250 1,462,505
Lummus Technology Holdings V LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.74% 06/30/27
1
295,594 293,483
Nouryon Finance BV,
Term Loan, 1st Lien
(SOFR plus 4.10%)
9.32% 04/03/28
1
1,125,000 1,116,562

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
11 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Materials (continued)
Plaskolite PPC Intermediate II LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
9.27% 12/15/25
1
$ 1,450,288 $ 1,265,377
Polar U.S. Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 4.75%)
9.72% - 9.73% 10/15/25
1
1,524,790 1,209,661
Potters Borrower LP,
Term Loan, 1st Lien
(SOFR plus 4.00%)
9.25% 12/14/27
1
1,459,970 1,463,167
TMS International Corp.,
Term Loan B4, 1st Lien
(SOFR plus 4.75%)
9.80% - 9.85% 03/02/30
1
399,000 398,501
U.S. Renal Care, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
10.19% 06/26/26
1
762,599 357,789
11,461,621
Office REITs — 0.33%
Rent-A-Center, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
8.12% 02/17/28
1
1,164,042 1,165,497
Retail — 4.20%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
10.00% 04/20/28
1
2,750,000 2,812,370
BC ULC,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
6.94% 11/19/26
1,2
497,423 494,727
BW Gas & Convenience Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.67% 03/31/28
1
1,225,000 1,191,312
Curium Bidco SARL,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
9.79% 12/02/27
1
1,468,906 1,460,644
Term Loan B, 1st Lien (Canada)
(LIBOR plus 4.00%)
9.15% 07/09/26
1,2
972,222 968,576
Dave & Buster's, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
10.21% 06/29/29
1
1,737,497 1,740,763
IRB Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.10%)
8.20% 12/15/27
1
497,481 494,683
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail (continued)
KFC Holding Co.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.90% 03/15/28
1
$ 1,491,104 $ 1,481,225
MIC Glen LLC,
Term Loan, 1st Lien
(SOFR plus 3.25%)
8.56% 07/21/28
1
716,448 704,917
SRS Distribution, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.15% 06/02/28
1
88,525 86,208
Tacala Investment Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.69% 02/05/27
1
1,163,283 1,146,712
Term Loan B, 2nd Lien
(LIBOR plus 7.50%)
12.69% 02/04/28
1
735,000 696,413
Whatabrands LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.36%)
8.47% 08/03/28
1
1,475,025 1,468,225
14,746,775
Services — 8.98%
Allied Universal Holdco LLC,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.98% 05/12/28
1
582,317 567,113
Alterra Mountain Co.,
Term Loan B3, 1st Lien
(SOFR plus 3.75%)
8.93% 05/09/30
1
150,000 150,000
Amentum Government Services Holdings, LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.82% - 9.03% 02/15/29
1
1,727,525 1,692,975
ArchKey Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.25%)
10.44% - 10.79% 06/29/28
1
242,516 240,697
Arcis Golf LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.49% 11/24/28
1
987,500 989,969
Belron Finance U.S. LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 2.85%)
7.83% 04/18/29
1,2
575,000 576,081
CCRR Parent, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.75%)
8.94% 03/06/28
1
497,455 480,045

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 12
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
CH Gunther PPC Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.20% 12/08/28
1
$ 987,256 $ 981,086
Confluent Medical Technologies, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.75%)
8.99% 02/16/29
1
736,894 728,604
CoreLogic, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.72% 06/02/28
1
718,220 650,169
Corp. Service Co.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.45% 11/02/29
1
1,599,625 1,604,224
Covanta Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.60% 11/30/28
1
918,685 912,056
(SOFR plus 3.00%)
8.15% 11/30/28
1
144,186 143,803
Term Loan C, 1st Lien
(SOFR plus 2.50%)
7.60% 11/30/28
1
69,686 69,184
(SOFR plus 3.00%)
8.15% 11/30/28
1
10,814 10,785
Creative Artists Agency, LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.60% 11/27/28
1
997,500 996,627
Dodge Data & Analytics, LLC,
Term Loan, 1st Lien
(SOFR plus 4.75%)
10.14% 02/23/29
1
990,000 801,281
Element Materials Technology Group U.S. Holdings, Inc.,
Delayed-Draw Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.59% 06/22/29
1
581,289 571,117
Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.42% 06/22/29
1
1,259,461 1,237,420
GFL Environmental, Inc.,
Term Loan, 1st Lien (Canada)
(SOFR plus 3.10%)
8.15% 05/31/27
1,2
567,967 569,098
Hornblower Sub LLC (American Queen Sub LLC),
Term Loan, 1st Lien
(LIBOR plus 8.13%)
13.45% 11/10/25
1
554,681 552,948
Indy U.S. Holdco LLC,
Term Loan B, 1st Lien
(SOFR plus 6.25%)
11.45% 03/05/28
1
336,770 319,652
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Iridium Satellite LLC,
Term Loan B2, 1st Lien
(SOFR plus 2.50%)
7.70% 11/04/26
1
$ 648,224 $ 649,264
Kuehg Corp.,
Term Loan, 1st Lien
(SOFR plus 4.00%)
0.24% 05/23/30
1
1,000,000 992,290
Lakeland Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 8.00%)
13.25% 09/25/27
1,5,6,8
634,811 507,849
Madison IAQ LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
8.30% 06/21/28
1
247,475 242,711
Mavenir Systems, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
10.14% 08/18/28
1
641,875 466,242
NAB Holdings, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.39% 11/23/28
1
731,288 727,449
Neptune Bidco U.S., Inc.,
Term Loan A, 1st Lien
(SOFR plus 4.75%)
9.95% 10/11/28
1
575,000 500,609
Term Loan B, 1st Lien
(SOFR plus 5.10%)
10.00% 04/11/29
1
500,000 441,875
Nielsen Consumer, Inc.,
Term Loan, 1st Lien
(SOFR plus 6.25%)
11.35% 03/06/28
1
163,230 154,933
PowerTeam Services LLC,
Term Loan, 1st Lien
(SOFR plus 3.25%)
8.50% 03/06/25
1
146,176 126,807
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.94% 12/15/28
1
1,722,528 1,701,539
Safe Fleet Holdings, LLC,
Term Loan, 1st Lien
(SOFR plus 3.85%)
8.93% 02/23/29
1
1,728,125 1,729,205
Signal Parent, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
8.72% 04/03/28
1
498,728 405,216
Trans Union LLC,
Term Loan B6, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
7.47% 12/01/28
1,2
1,617,337 1,615,396

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
13 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Trugreen LP,
Term Loan B, 2nd Lien
(LIBOR plus 8.50%)
13.77% 11/02/28
1,5
$ 500,000 $ 297,500
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.20% 11/02/27
1
1,972,190 1,820,332
University Support Services, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.48% 02/10/29
1
1,820,053 1,808,686
Vaco Holdings, LLC,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
10.59% 01/19/29
1
980,050 896,138
Verscend Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
9.19% 08/27/25
1
979,916 980,832
WW International, Inc.,
Term Loan B, 1st Lien (France)
(SOFR plus 3.61%)
8.69% 04/13/28
1,2
945,000 617,397
31,527,204
Transportation — 1.15%
Air Canada,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.84% 08/11/28
1
495,000 495,663
Kenan Advantage Group, Inc. (The),
Term Loan B, 1st Lien
(SOFR plus 4.18%)
9.48% 03/24/26
1
748,082 747,749
Kestrel Bidco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.10%)
8.25% 12/11/26
1
1,464,644 1,424,469
United Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.56% 04/21/28
1
1,361,518 1,363,036
4,030,917
Total Bank Loans
(Cost $324,256,881) 313,681,988
CORPORATES — 3.04%*
Automobile Components — 0.27%
Allison Transmission, Inc.
3.75% 01/30/31
3
550,000 464,750
Ford Motor Credit Co. LLC
3.37% 11/17/23 500,000 495,000
959,750
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking — 0.14%
PNC Financial Services Group, Inc. (The)
5.58% 06/12/29
9
$ 500,000 $ 498,008
Communications — 0.58%
Consolidated Communications, Inc.
6.50% 10/01/28
3
300,000 237,000
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
3,10,11
690,000 23,719
Frontier Communications Holdings LLC
5.00% 05/01/28
3
500,000 431,726
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
8.50% 10/15/24
†,2,3,5,6,10,11
1,000,000 —
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.75% 04/30/27
3
500,000 442,500
T-Mobile USA, Inc.
3.75% 04/15/27 500,000 473,840
Vmed O2 UK Financing I PLC
(United Kingdom)
4.75% 07/15/31
2,3
500,000 413,750
2,022,535
Consumer Discretionary — 0.22%
BAT Capital Corp.
2.73% 03/25/31 400,000 318,802
WarnerMedia Holdings, Inc.
4.28% 03/15/32 500,000 443,702
762,504
Diversified REITs — 0.26%
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/30 500,000 435,599
VICI Properties LP
4.95% 02/15/30 500,000 469,895
905,494
Electric — 0.13%
Pike Corp.
5.50% 09/01/28
3
500,000 449,402
Entertainment — 0.20%
Banijay Entertainment SASU
(France)
5.38% 03/01/25
2,3
272,000 266,866
WMG Acquisition Corp.
3.88% 07/15/30
3
500,000 434,375
701,241
Finance — 0.12%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25% 05/15/27 500,000 432,185
Food — 0.06%
Pilgrim's Pride Corp.
3.50% 03/01/32 250,000 199,411

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 14
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care — 0.37%
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
2,3
$ 50,000 $ 43,432
HCA, Inc.
5.25% 06/15/26 500,000 494,817
IQVIA, Inc.
5.70% 05/15/28
3
250,000 247,859
Molina Healthcare, Inc.
3.88% 05/15/32
3
500,000 419,665
Prime Healthcare Services, Inc.
7.25% 11/01/25
3
100,000 95,251
1,301,024
Industrials — 0.34%
Ball Corp.
3.13% 09/15/31 500,000 411,857
Berry Global, Inc.
1.65% 01/15/27 500,000 431,674
OT Merger Corp.
7.88% 10/15/29
3
500,000 306,902
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
2,3
50,000 45,437
1,195,870
Information Technology — 0.18%
Central Parent, Inc./CDK Global, Inc.
7.25% 06/15/29
3
250,000 247,453
NCR Corp.
5.13% 04/15/29
3
50,000 44,363
Oracle Corp.
2.95% 04/01/30 380,000 331,899
623,715
Retail — 0.17%
1011778 BC ULC/New Red Finance, Inc.
(Canada)
3.50% 02/15/29
2,3
500,000 439,375
Michaels Cos., Inc. (The)
7.88% 05/01/29
3
250,000 168,750
608,125
Total Corporates
(Cost $11,616,953) 10,659,264
Total Bonds — 92.74%
(Cost $336,998,377)
325,483,418
Issues Shares Value
COMMON STOCK — 0.07%
Communications — 0.07%
Intelsat Emergence SA
2,5,6
(Luxembourg) 9,662 218,844
Total Common Stock
(Cost $323,677)
Issues Shares Value
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,2,5,6,10
(Luxembourg) 1,011 $ —
Intelsat Jackson Holdings SA, Series
B
†,2,5,6,10
(Luxembourg) 1,011 —
—
Total Rights
(Cost $–) —
WARRANT — 0.00%
Entertainment — 0.00%
Cineworld Group PLC
2,10
(United Kingdom) 229,579 8,027
Total Warrant
(Cost $–)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 9.37%
Money Market Funds — 3.61%
Fidelity Investments Money Market Funds - Government
Portfolio
4.99%
12
7,347,819 7,347,819
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.02%
12
5,339,000 5,339,000
12,686,819
U.S. Treasury Bills — 5.76%
U.S. Cash Management Bills
4.93%
13
10/19/23 $ 12,485,000 12,290,428
U.S. Treasury Bills
5.36%
13
10/03/23 8,025,000 7,918,957
20,209,385
Total Short-Term Investments
(Cost $32,908,504) 32,896,204
Total Investments - 102.18%
(Cost $370,230,558) 358,606,493
Net unrealized depreciation on unfunded commitments
- 0.00% (6,540)
Liabilities in Excess of Other Assets - (2.18)% (7,630,009)
Net Assets - 100.00% $ 350,969,944
1
Floating rate security. The rate disclosed was in effect at June 30, 2023.
2
Foreign denominated security issued by foreign domiciled entity.
3
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
4
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $5,791, at an interest rate of 9.39% and a maturity of April 02, 2029. The investment is not accruing an unused commitment fee.

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
15 / June 2023
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $1,349,007, which is 0.38% of total net assets.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $209,783, at an interest rate of 8.70% and a maturity of February 15, 2029. The investment is accruing an unused commitment fee of
0.63% per annum.
8
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.00% cash or 13.25% payment-in-kind interest.
9
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
10
Non-income producing security.
11
Security is currently in default with regard to scheduled interest or principal payments.
12
Represents the current yield as of June 30, 2023.
13
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(LIBOR): London InterBank Offer Rate
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(USD): U.S. Dollar

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 16
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine
NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
17 / June 2023
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2023 is as follows:
FLOATING RATE INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 12,686,819 $ — $ — $ 12,686,819
U.S. Treasury Bills 20,209,385 — — 20,209,385
Long-Term Investments:
Asset-Backed Securities — 1,142,166 — 1,142,166
Bank Loans — 312,254,325 1,427,663 313,681,988
Common Stock — — 218,844 218,844
Corporates — 10,659,264 — 10,659,264
Rights — — — —
Warrant — 8,027 — 8,027
Liabilities:
Long-Term Investments:
Unfunded Commitments Depreciation — (6,540) — (6,540)
Total $ 32,896,204 $ 324,057,242 $ 1,646,507 $ 358,599,953

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 18
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
COMMITMENTS AND CONTINGENCIES
The Floating Rate Income Fund had the following unfunded commitments and unrealized gain (loss) as of June 30, 2023:
FLOATING RATE
INCOME FUND
BANK
LOANS
COMMON
STOCK TOTAL
Balance as of
April 1, 2023 $ 2,042,197 $ 251,212 $ 2,293,409
Accrued discounts/premiums 2,949 — 2,949
Realized (loss) (51,099) — (51,099)
Change in unrealized appreciation (depreciation)* 179,235 (32,368) 146,867
Purchases — — —
Sales (745,619) — (745,619)
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
June 30, 2023
$ 1,427,663 $ 218,844 $ 1,646,507
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2023 was $9,807 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2023.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2023, are as follows:
FLOATING RATE INCOME
FUND
FAIR VALUE AT
6/30/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Bank Loans $1,427,663 Third-Party Vendor Vendor Prices $59.50 - $86.21 $78.43 Increase
Common Stock $218,844 Third-Party Vendor Vendor Prices $22.65 $22.65 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Rights $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
FLOATING RATE INCOME FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED (LOSS)
AthenaHealth Group, Inc., Delayed-Draw Term Loan B, 1st Lien February 2029 $ 209,783 $ (6,482)
Dermatology Intermediate Holdings, Inc., Delayed-Draw Term Loan, 1st
Lien April 2029 5,791 (58)
Total Unfunded Commitments $ 215,574 $ (6,540)